Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Summary of Financial Instruments Measured at Fair Value on Recurring Basis

The following table sets forth the Company’s financial instruments that were measured at fair value on recurring basis by level within the fair value hierarchy (in thousands).

	Fair Value Measurements at September 30, 2017
	Total	Level 1	Level 2	Level 3
Liabilities
Series A warrant liability	$289	$289	$—	$—
Series C warrant liability	20	—	—	20

Total liabilities	$309	$289	$—	$20

	Fair Value Measurements at December 31, 2016
	Total	Level 1	Level 2	Level 3
Liabilities
Series A warrant liability	$194	$194	$—	$—
Series C warrant liability	86	—	—	86

Total common stock warrant liability	$280	$194	$—	$86

The following table sets forth the Company’s financial instruments that were measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	Fair Value Measurements at December 31, 2016
	Total	Level 1	Level 2	Level 3
Assets

Money market fund	$2,563,247	$2,563,247	—	—

Liabilities
Series A warrant liability	194,048	194,048	—	—
Series C warrant liability	85,490	—	—	85,490

Total common stock warrant liability	$279,538	$194,048	—	$85,490

	Fair Value Measurements at December 31, 2015
	Total	Level 1	Level 2	Level 3
Assets

Money market fund	$3,803,929	$3,803,929	—	—

Liabilities
Series A warrant liability	1,212,803	1,212,803	—	—
Series B warrant liability	865,000	—	—	865,000
Series C warrant liability	462,437	—	—	462,437

Total common stock warrant liability	$2,540,240	$1,212,803	—	$1,327,437

Summary of Changes in Fair Value of Level1 and Level 3 Financial Instruments

The following table sets forth a summary of the changes in the fair value of the Company’s Level 1 and Level 3 warrants, which are treated as liabilities, as follows (dollars in thousands).

	Series A Warrant		Series C Warrant
	Number of Warrants	Liability	Number of Warrants	Liability
Balance at December 31, 2016	485,121	$194	118,083	$86
Change in value of Series A Warrants	—	95	—	—
Change in value of Series C Warrants	—	—	—	(66)

Balance at September 30, 2017	485,121	$289	118,083	$20

The following table sets forth a summary of the changes in the fair value of the Company’s Level 1 and Level 3 financial instruments, which are treated as liabilities, as follows:

	Series A Warrant		Series B Warrant		Series C Warrant
	Number of Warrants	Liability	Number of Warrants	Liability	Number of Warrants	Liability
Balance at December 31, 2015	485,121	$1,212,803	23,316	$865,000	118,083	$462,437
Change in value of Series A Warrants	—	(1,018,755)	—	—	—	—
De-recognition of Series B Warrant liability upon cashless exercise of warrants (97,040 shares issued)	—	—	(20,460)	(593,584)	—	—
De-recognition of Series B Warrant liability upon expiration	—	—	(2,856)	—	—	—
Change in value of Series B Warrants	—	—	—	(271,416)	—	—
Change in value of Series C Warrants	—	—	—	—	—	(376,947)

Balance at December 31, 2016	485,121	$194,048	—	$—	118,083	$85,490